                     SUPPLEMENT DATED JANUARY 23, 2001, TO

                        PROSPECTUS DATED MAY 1, 2000, FOR

    INDIVIDUAL SINGLE PREMIUM INMEDIATE FIXED AND VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 9

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. THE FIRST PARAGRAPH OF THE "WITHDRAWAL (REDEMPTION)" PROVISION ON PAGE 20 OF YOUR PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

     The contract owner may take a partial or full withdrawal after the end of the free look period if the contract owner elected one of the following income options at the time of application: Single Life with Term Certain; Joint and 100% Last Survivor with Term Certain; Term Certain; or Term Certain with Enhanced Death Benefit. If the contract owner did not elect one of the income options listed above, the contract owner may not withdraw value from the contract. Withdrawals may not be permitted in all states.

2. THE "SINGLE LIFE WITH TERM CERTAIN" PROVISION ON PAGE 24 OF YOUR PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

     SINGLE LIFE WITH TERM CERTAIN

     The Single Life with Term Certain income option provides that annuity payments will be paid during the annuitant's lifetime or for the term selected by the contract owner on the application, whichever is longer. The contract owner may select a term certain of 10, 15, or 20 years at the time of application.

     During the term certain period, the owner may elect at any time prior to the death of the annuitant to withdraw all or a part of the value of the remaining term certain period payments as set forth in the "Withdrawals (Redemptions)" provision. Withdrawals may be subject to a CDSC.

     If the annuitant dies during this term certain period, the beneficiary will have the option to continue payments for the remainder of the term certain period or to receive the commutation value of the remaining payments of the term certain period in a single lump sum payment (see "Lump Sum Death Benefit Option" and "Continuation of Payments Death Benefit Option").

3. THE "JOINT AND 100% LAST SURVIVOR WITH TERM CERTAIN" PROVISION ON PAGE 25 OF YOUR PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

     JOINT AND 100% LAST SURVIVOR WITH TERM CERTAIN

     The Joint and 100% Last Survivor with Term Certain income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant. After the death of either the annuitant or joint annuitant, payments will continue at the same level for the life of the survivor.

     During the term certain period, the owner may elect at any time prior to the second death of the annuitant and joint annuitant to withdraw all or part of the value of the remaining term certain period payments as set forth in the "Withdrawals (Redemptions)" provision. Withdrawals may be subject to a CDSC.

     If the annuitant and joint annuitant die during the term certain period, the beneficiary will have the option to continue payments for the remainder of the term certain period or to receive the commutation value of the remaining payments of the term certain period in a single lump sum payment (see "Lump Sum Death Benefit Option" and "Continuation of Payments Death Benefit Option").

     The contract owner may select a term certain of 10, 15, or 20 years at the time of application.

APO-4584-6A